Apr. 30, 2021
All America Fund
All America FundMay 1, 2021
Investment Objective.
The Fund seeks to outperform the S&P 500® Index by investing in a diversified portfolio of primarily common stocks.
Fees and Expenses of the Fund.
The table below describes the fees and expenses you may pay if you buy, hold and sell Fund shares. For investments through an insurance company separate account, note that the expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included.
Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses <br/>(expenses that you pay each year as a percentage of the value of your investment)
Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes: (a) that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods, (b) a 5% return each year and (c) operating expenses remain the same. For investments through an insurance company separate account, note that the expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included. Although your actual costs may be higher or lower, your cost based on these assumptions would be:
Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recently completed fiscal year, the Fund’s portfolio turnover rate was 24.07% of the average value of its portfolio.
Principal Investment Strategies.
A portion of the Fund’s total assets is indexed and a portion is actively managed.•Approximately 60% of the Fund’s total assets are invested in the 500 common stocks included in the S&P 500® Index to replicate, to the extent practicable, the weightings of such stocks in the Index with respect to that 60% of the Fund’s total assets. The components of the Index are market capitalization weighted, adjusted for free float, which is the value of shares readily available in the market as held by public investors. The indexed portion of the Fund is rebalanced at approximately the same time that the S&P 500® Index to which that portion of the Fund is benchmarked is rebalanced and reconstituted, which currently occurs on the third Friday of the last month of each quarter.•Approximately 40% of the Fund’s total assets are actively managed by the Adviser, with approximately 20% of the Fund’s total assets invested in large and mid-cap growth and value stocks, approximately 10% invested in small-cap growth stocks and approximately 10% in small-cap value stocks. The Adviser generally invests in stocks that it considers undervalued, or to have attractive growth potential, and with the potential for investment returns that outperform their peer companies, based on bottom-up fundamental company research, including analysis of business models, financial statements, measures of earnings and cash flow, and potential for long-term growth in sales and cash flow.Under normal circumstances, at least 80% of the Fund’s total assets are invested in securities of companies that are listed or principally traded on a United States stock exchange.
Principal Investment Risks.
As with any mutual fund, loss of money is a risk of investing in the Fund. Additionally, an investment in the Fund is subject to the following risks which are described in more detail in the Prospectus.•General risk: The Fund may not achieve its investment objective. An investment in the Fund could decline in value, and you could lose money by investing in the Fund.•Market risk: The risk that prices of securities will go down because of the interplay of market forces may affect a single issuer, industry or sector of the economy or may affect the market as a whole. Events such as war, acts of terrorism, social unrest, natural disasters, public health emergencies and other unforeseen events could also significantly impact issuers, economies and markets generally.•Active Management risk: The portfolio manager’s judgments about the attractiveness, value or potential appreciation of the Fund’s investments may prove to be incorrect. The Fund could underperform in comparison to other funds with a similar benchmark or similar objectives and investment strategies if the Fund’s overall investment selections or strategies fail to produce the intended results.•Company risk: The price of the stock of a particular company can vary based on a variety of factors, such as the company’s financial performance, changes in management and product trends, and the potential for takeover and acquisition. The prices of equity securities of smaller companies may fluctuate more than for more established companies. The equity securities of smaller companies may not be traded as often as for larger companies, therefore it may be difficult to trade securities at a desirable price. Investments in companies with small market capitalizations generally offer greater opportunities for appreciation, but are associated with more risks than for established companies.•Index Tracking Error risk: As an index fund, the Fund seeks to track the performance of the index, although it may not be successful in doing so. The divergence between the performance of the Fund and the index, positive or negative, is called tracking error. Tracking error can be caused by many factors such as operating and transaction costs, as well as weighting of each security in the index, and it may be significant.•Passive Investment risk: Because the Fund is passively managed and seeks to match the performance of its benchmark index, holdings are generally not reallocated based on changes in market conditions or outlook for a specific security, industry, or market sector. As a result, the Fund’s performance may lag the performance of actively managed funds.•Growth Stock risk: Growth stocks generally have above average growth potential, low dividends and high prices relative to standard measures. Growth stocks may not outperform value style investing.•Value Stock risk: Value stocks are generally undervalued in the marketplace, with high dividends and low prices relative to standard measures. Value stocks may remain undervalued.•Large Cap risk: Larger, more established companies may be unable to respond quickly to new competitive challenges and also may not be able to attain the high growth rate of successful smaller companies.•Mid-Cap risk: Mid-cap stocks experience more market risk and sharper price fluctuations than for large-cap stocks due to the fact that the earnings of mid-size companies tend to be less predictable and the stocks are traded less frequently. At times it may be difficult for a Fund to sell mid-cap stocks at reasonable prices.•Small-Cap risk: Small-cap stocks generally are subject to greater, less predictable price changes than the securities of companies with larger market capitalizations.•Stock risk: The value of your investment will go up or down, depending on movements in the stock markets. The investment results may be better or worse than the results for the stock markets taken as a whole, or than the results of other funds that invest in the same types of securities.
Performance/Annual Return.
The bar chart and table below show the annual return and average annual returns of the Fund.Below the bar chart are the Fund’s highest and lowest total returns for any calendar quarter during the period covered by the chart, showing the volatility of the Fund’s total returns. The numbers in parentheses are negative, representing a loss of principal.The information indicates some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one, five, and ten years compare to those of a broad-based, unmanaged index for those periods.A fund’s past performance does not necessarily indicate how it will perform in the future.The performance information for the Fund includes historical performance of the Fund for periods prior to May 1, 2014. As of May 1, 2014, the Fund adopted the Fund’s current asset allocation for the 40% of the Fund’s total assets that are managed by the Adviser, as set forth in the Fund’s Principal Investment Strategies. The Fund’s performance prior to May 1, 2014 may have been different had the Fund used the current strategy prior to that date. For investments through an insurance company separate account, note that the total returns and average annual total returns shown do not include charges against the assets of the Separate Accounts that purchase Fund shares. If these charges were reflected, returns would be less than those shown. Updated performance information is available at no cost online at http://www.mutualofamerica.com or by calling 1-800-468-3785.
Best and Worst Performing QuartersQuarter/YearTotal ReturnBestSecond quarter 202020.60%WorstFirst quarter 2020-22.70%
Average Annual Total Returns (for periods ended December 31, 2020)